Cash Management [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Cash Management | Cash Management Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.64%	2.08%	1.35%